REVENUES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Novartis International Pharmaceutical Agreement [Member] | Novartis Agreement [Member] | Ayala Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development services	$ 91	$ 600	$ 600	$ 2,400